UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  December 31, 2011

Date of reporting period:  December 31, 2011

Item 1. Reports to Stockholders.

2011

Annual Report

AL FRANK FUND

AL FRANK DIVIDEND VALUE FUND

Al Frank Fund
Al Frank Dividend Value Fund

ANNUAL REPORT
December 31, 2011

Al Frank Funds
85 Argonaut, Suite 220
Aliso Viejo, CA 92656
Shareholder Services 888.263.6443
alfrankfunds.com

Al Frank Asset Management
85 Argonaut, Suite 220, Aliso Viejo, CA 92656
alfrankfunds.com

Dear Shareholders,

While it is hardly a revelation, we know that market conditions can change rapidly. Indeed, when last I communicated via this forum (mid-August 2011), the commentary focused on a review of a solid first six months of 2011 for the Al Frank Fund – Investor Class (VALUX) and the Al Frank Dividend Value Fund – Investor Class (VALDX), but could not ignore the traumatic six weeks or so in the equity markets that followed the end of the first half of the year.  Recall that I then wrote:

Incredibly, over the first six trading sessions of this month (August), our benchmark Russell 3000® Index plunged by more than 14%, before a strong rebound cut those losses in half over the ensuing five trading sessions.  No doubt, there will be plenty more drama by the time this report makes its way to shareholders.

Investors certainly did go on to face plenty of drama as those August lows didn’t hold; it wasn’t until October 3 that stocks bottomed out for the year.  While the bounce back from the low-water mark was very impressive (the fourth quarter saw double-digit percentage returns for both Funds), the year still ended in the red with less-than-stellar overall and relative performance.  Alas, for the fiscal year ending December 31, 2011, VALUX had a total return of -4.64%, while VALDX had a total return of -4.09%.  For the fiscal year ending December 31, 2011, each Fund underperformed its benchmarks as the S&P 500® Index and Russell 3000® Index returned 2.11% and 1.03%, respectively, for the same period.

Of course, we could argue that stocks actually held up pretty well last year given that just about everything but the kitchen sink was thrown at us in 2011.  The European sovereign debt crisis played out all year long, while we also faced unrest in the Middle East, a devastating earthquake and tsunami in Japan, a dysfunctional Washington that reached a last-second agreement to raise the debt ceiling, S&P’s downgrade of the U.S. credit rating and a major financial institution (MF Global) that filed for bankruptcy while ‘misplacing’ client assets.

Al Frank Fund

COMPOUND AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less. Performance data does not reflect redemption fee. Had the fee been included, returns would be lower.

	Al Frank Fund –	Al Frank Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	-4.64%	-4.40%	1.03%	2.11%
5 years	-2.16%	-1.89%	-0.01%	-0.25%
10 years	5.28%	N/A	3.51%	2.92%
Since 1.2.98 inception	9.09%	-1.58%	4.01%	3.66%
* Commencement of operations on April 30, 2006.

Total Annual Fund Operating Expenses: Investor Class - 1.67%; Advisor Class - 1.42%
Net Annual Fund Operating Expenses: Investor Class - 1.50%; Advisor Class - 1.25%
The advisor has contractually agreed to waive fees through April 30, 2012.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Al Frank Dividend Value Fund

COMPOUND AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less. Performance data does not reflect redemption fee. Had the fee been included, returns would be lower.

	Al Frank Dividend	Al Frank Dividend
	Value Fund –	Value Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	-4.09%	-3.83%	1.03%	2.11%
5 years	-2.15%	-1.93%	-0.01%	-0.25%
Since 9.30.04 inception	2.94%	-1.03%	4.24%	3.80%
* Commencement of operations on April 30, 2006.

Total Annual Fund Operating Expenses: Investor Class - 2.36%; Advisor Class - 2.11%
Net Annual Fund Operating Expenses: Investor Class - 1.99%; Advisor Class - 1.74%
The advisor has contractually agreed to waive fees through April 30, 2012.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Admittedly, there were modestly positive total returns for the full year 2011 posted by the S&P 500® Index and Russell 3000® Index.  However, the black ink seen by those market-cap-weighted indexes masked the actual goings on in the overall domestic market, as the Russell 2000® Index of small-cap stocks dropped by -4.2% and, according to data published in The Wall Street Journal, only 1,767 stocks on the New York Stock Exchange advanced in price in 2011, compared to 2,781 that declined.  Even worse on a proportionate basis, the NASDAQ saw only 981 winners versus 1,787 losers.  Not surprisingly, then, stock pickers had a tough time of it last year, as evidenced by the one-year relative underperformance of both of our Funds.

We know that we will not always be able to outperform the benchmarks in the short run, especially as our focus is always on the long-term prospects of the Funds and the stocks contained therein.  As such, we remain pleased with our long-term performance comparisons.  For example, the Al Frank Fund (VALUX) has enjoyed a 9.09% annualized rate of return since its inception on January 2, 1998, compared to a 4.01% annualized return for the Russell 3000® Index.  The Al Frank Dividend Value Fund (VALDX), with its emphasis on generally less-volatile dividend-paying stocks, has had a 2.94% annualized rate of return since its inception on September 30, 2004, versus a 4.24% annualized return for the Russell 3000® Index.

Remember that both of our Funds are broadly diversified with exposure across nearly all market sectors.  Also, as the pie charts below illustrate, we remain very much an all-cap manager, with representation in micro-, small-, mid-, large- and giant-caps.  We have always been equal opportunity stock pickers, free to go where the bargains reside.

In fact, in recent years we have moved more toward larger-cap holdings, given the opportunities presented by the relative inexpensive valuations that were created as a result of small- and mid-cap stocks dramatically outperforming since the turn of the millennium.  Support for the shift can be found in the January 2012 S&P Indices Market Attributes report.  Standard & Poor’s states that the price return since December 1999 on the Large-Cap S&P 500® Index has been -10.67% through January 31, 2012, compared to +110.61% for the S&P MidCap 400® Index and +123.53% for the S&P SmallCap 600® Index.  And on the valuation side, Standard & Poor’s shows a price to earnings ratio of 12.4 times 2012 estimated earnings for the S&P 500® Index versus 15.1 for the S&P MidCap 400® Index and 16.0 for the S&P SmallCap 600® Index.

The following attribution analysis illustrates some of the reasons why the Al Frank Fund (VALUX) performed as it did during 2011 relative to the Russell 3000® Index.  Although VALUX realized returns of 11.17% during the fourth quarter, the Fund underperformed the benchmark index for both the three months and the year.  During 2011, the Fund benefited from a material underweight position in the Financial sector.  In addition, the Fund realized relatively better returns from stock selection in the Telecommunication Services sector.  Relatively poor stock selection within the Consumer Discretionary, Information Technology and Energy sectors, as well as an underweight position and relatively poor selection in the Consumer Staples sector pulled down aggregate performance.

VALUX’s beneficial allocation to mid-cap stocks could not overcome the relatively poor individual stock selection within this stratum.  In addition, small- and large-cap names lagged those of the benchmark on a relative basis, due to a combination of allocation and selection effects.  Looking at specific stocks, the top five positions that had the greatest positive impact on the portfolio during 2011 were UnitedHealth Group, American Software, Inc., National Semiconductor Corporation, Brightpoint, Inc. and Philip Morris International, Inc.  On the other side of the ledger, Harbin Electric, Inc., STMicroelectronics N.V., Whirlpool Corporation, Freeport-McMoRan Copper & Gold Inc. and Hudson City Bancorp, Inc. had the largest negative impact.

Although the Al Frank Dividend Value Fund (VALDX) realized returns of 11.69% during the fourth quarter, the Fund also underperformed the benchmark index for the last three months and the year.  During 2011, VALDX benefited from an underweighted position in the Financial sector.  In addition, the Fund realized relatively better returns from stock selection in the Telecommunication Services and Information Technology sectors.  Relatively poor stock selection within the Consumer Discretionary and the Energy sectors, as well as an underweight position and relatively poor selection in the Consumer Staples sector pulled down aggregate performance during the period.

While VALDX realized relatively better stock selection in the small-caps, the material overweight and negative returns in that space led to overall negative relative underperformance for the capitalization.  In addition, mid- and large-cap names lagged those of the benchmark on a relative basis, due to a combination of allocation and selection effects.  Looking at specific stocks, the top five positions that had the largest positive impact on the portfolio during 2011 were Xyratex Ltd., National Semiconductor Corporation, Philip Morris International, Inc., American Software, Inc. and Seagate Technology, LLC.  On the other side of the ledger, Whirlpool Corporation,

Freeport-McMoran Copper & Gold, Inc., STMicroelectronics N.V., Ship Finance International Limited and Goldman Sachs had the largest negative impact.

Happily, 2012 is off to a very nice start (as of 2.6.12), with the gains seen so far this year already erasing and then some the losses suffered in 2011.  This has been accomplished despite several events (a not-as-strong-as-expected Q4 earnings reporting season and a big S&P downgrade of the credit ratings of France and eight other Euro-zone countries) that might have been expected to send stocks heading in a southerly direction or at least to keep them from showing much in the way of gains.  To be sure, the important monthly jobs report, the latest read on manufacturing and the most recent tallies on retail sales, durable goods, consumer confidence and the health of the service sector have all come in better than expected.

Al Frank Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Norfolk Southern Corp.	1.7%	Information Technology	19.3%
2	McKesson Corp.	1.7%	Industrials	13.3%
3	Walt Disney Co.	1.6%	Energy	12.8%
4	International Business Machines Corp.	1.5%	Consumer Discretionary	11.2%
5	American Software, Inc.	1.5%	Health Care	11.0%
6	Exxon Mobil Corp.	1.5%	Financials	10.6%
7	UnitedHealth Group, Inc.	1.5%	Consumer Staples	7.2%
8	Nippon Telegraph & Telephone Corp.	1.5%	Materials	6.3%
9	Philip Morris International Inc.	1.5%	Telecommunication Services	3.4%
10	Eaton Corp.	1.5%	Utilities	1.3%
11	Cooper Tire & Rubber Co.	1.4%	Securities Lending Collateral	5.0%
12	Bristow Group, Inc.	1.4%	Short-Term Investments	3.7%
13	Cisco Systems, Inc.	1.4%
14	Microsoft Corp.	1.4%
15	Abbott Laboratories	1.3%
As of December 31, 2011. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

COMPOSITION
OF EQUITY HOLDINGS BY
MARKET CAPITALIZATION

Market capitalization is subject
to change.

SOURCE: Al Frank using Bloomberg

Al Frank Dividend Value Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Verizon Communications, Inc.	1.9%	Information Technology	18.2%
2	Seagate Technology PLC	1.8%	Consumer Discretionary	13.3%
3	Yamana Gold, Inc.	1.7%	Industrials	12.8%
4	Intel Corp.	1.7%	Financials	12.1%
5	Aceto Corp.	1.7%	Energy	10.4%
6	International Business Machines Corp.	1.7%	Health Care	8.9%
7	Whirlpool Corp.	1.6%	Consumer Staples	7.9%
8	Eaton Corp.	1.6%	Materials	6.8%
9	McKesson Corp.	1.6%	Telecommunication Services	5.5%
10	Philip Morris International Inc.	1.6%	Utilities	2.4%
11	Xyratex Ltd.	1.6%	Short-Term Investments	2.4%
12	Protective Life Corp.	1.6%
13	DTE Energy Co.	1.5%
14	Cisco Systems, Inc.	1.5%
15	Comcast Corp.	1.5%
As of December 31, 2011. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

COMPOSITION
OF EQUITY HOLDINGS BY
MARKET CAPITALIZATION

Market capitalization is subject
to change.

SOURCE: Al Frank using Bloomberg

While five weeks does not a year make, we obviously like the old adage that as January goes (or the first five trading days), so goes the year.  That said, we are even more pleased that the kinds of stocks that we favor have been performing well, especially as growth stocks have again been winning the performance derby, at least when we compare the Russell 3000 Value® Index to the Russell 3000 Growth® Index.  We do believe that Value should again reassert its long-term historical dominance.

*****

We pride ourselves on our educational heritage and we are always striving to keep shareholders and prospective shareholders abreast of our thinking.  While many are receiving our philosophical musings via their subscriptions to The Prudent Speculator newsletter, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free electronic offerings.

All of us at AFAM | Innealta Capital thank you for your continued loyalty and patronage.  We appreciate the faith you have shown in us and I am proud to say that I continue to invest my own money right alongside our shareholders in both of our Funds.

Sincerely,

John Buckingham

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

This material must be preceded or accompanied by a prospectus.  Read it carefully before investing.

Mutual fund investing involves risk.  Principal loss is possible.  Investing in securities of small- and medium-capitalization companies will involve greater price volatility and more limited liquidity than large-capitalization companies.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments included in this report.

Diversification does not assure a profit or protect against loss in a declining market.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of stocks in all three NASDAQ tiers: Global Select, Global Market and Capital Market.

The Russell 2000© Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000© Index.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies.  It is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are reflected.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 3000© Value Index measures the performance of the broad value segment of U.S. equity value universe.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

The S&P Midcap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

The S&P Smallcap 600 Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization.

You cannot invest directly in an index.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

Price to earnings is a valuation ratio of a company’s current share price compared to its per-share earnings.

The Al Frank Funds are distributed by Quasar Distributors, LLC.

Al Frank Funds

Al Frank Fund Comparison of the change in value of a hypothetical $10,000 investment in Al Frank Fund – Investor Class vs. the Russell 3000 Index and the S&P 500 Index.

Al Frank Fund $16,724 Russell 3000 $14,126 S&P 500 $13,335

	Average Annual Total Return1
	Al Frank Fund –	Al Frank Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	-4.64%	-4.40%	1.03%	2.11%
5 years	-2.16%	-1.89%	-0.01%	-0.25%
10 years	5.28%	N/A	3.51%	2.92%
Since 1.2.98 inception	9.09%	-1.58%	4.01%	3.66%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data for the most recent month end is available at www.alfrankfunds.com.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less.  If it did, returns would be reduced.

*	Commencement of operations on April 30, 2006.
1	Average Annual Total Return represents the average change in account value over the periods indicated.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies as determined by total market capitalization.

The S&P 500 Index is a broad based unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.

Indices do not incur expenses and are not available for investment.

Al Frank Funds

Russell 3000 $13,518 S&P 500 $13,104 Al Frank Dividend Value Fund $12,339	Al Frank Dividend Value Fund Comparison of the change in value of a $10,000 investment in the Al Frank Dividend Value Fund – Investor Class vs. the Russell 3000 Index and the S&P 500 Index.

	Average Annual Total Return1
	Al Frank Dividend	Al Frank Dividend
	Value Fund –	Value Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	-4.09%	-3.83%	1.03%	2.11%
5 years	-2.15%	-1.93%	-0.01%	-0.25%
Since 9.30.04 inception	2.94%	-1.03%	4.24%	3.80%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data for the most recent month end is available at www.alfrankfunds.com.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less.  If it did, returns would be reduced.

*	Commencement of operations on April 30, 2006.
1	Average Annual Total Return represents the average change in account value over the periods indicated.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies as determined by total market capitalization.

The S&P 500 Index is a broad based unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.

Indices do not incur expenses and are not available for investment.

Al Frank Funds

EXPENSE EXAMPLE at December 31, 2011 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (7/1/11– 12/31/11).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the operating expenses limitation agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

Al Frank Fund – Investor Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/11	12/31/11	7/1/11 – 12/31/11*
Actual	$1,000.00	$906.10	$7.16
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58

*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Fund – Advisor Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/11	12/31/11	7/1/11 – 12/31/11*
Actual	$1,000.00	$907.20	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.31

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at December 31, 2011 (Unaudited), Continued

Al Frank Dividend Value Fund – Investor Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/11	12/31/11	7/1/11 – 12/31/11*
Actual	$1,000.00	$920.00	$9.58
Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$10.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/11	12/31/11	7/1/11 – 12/31/11*
Actual	$1,000.00	$921.60	$8.38
Hypothetical (5% return before expenses)	$1,000.00	$1,016.48	$8.79

*
Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS at December 31, 2011 (Unaudited)

Al Frank Fund at December 31, 2011

Al Frank Dividend Value Fund at December 31, 2011

Percentages represent market value as a percentage of total investments.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2011

Shares	COMMON STOCKS: 96.37%	Value
	CONSUMER DISCRETIONARY: 11.22%
	Apparel Retail: 1.16%
70,000	Stage Stores, Inc.	$972,300

	Apparel, Accessories & Luxury Goods: 0.91%
40,000	Delta Apparel, Inc. (a)(c)	763,600

	Cable & Satellite: 1.18%
42,000	Comcast Corp. – Class A	995,820

	Home Improvement Retail: 1.25%
25,000	Home Depot, Inc.	1,051,000

	Homebuilding: 1.15%
55,000	M.D.C. Holdings, Inc. (c)	969,650

	Household Appliances: 0.79%
14,000	Whirlpool Corp.	664,300

	Leisure Products: 0.76%
20,000	Hasbro, Inc.	637,800

	Movies & Entertainment: 1.61%
36,000	Walt Disney Co.	1,350,000

	Specialty Stores: 0.99%
60,000	Staples, Inc.	833,400

	Tires & Rubber: 1.42%
85,000	Cooper Tire & Rubber Co.	1,190,850
	Total Consumer Discretionary (Cost $9,138,586)	9,428,720

	CONSUMER STAPLES: 7.25%
	Agricultural Products: 1.29%
38,000	Archer-Daniels-Midland Co.	1,086,800

	Drug Retail: 1.18%
30,000	Walgreen Co.	991,800

	Hypermarkets & Super Centers: 0.93%
13,000	Wal-Mart Stores, Inc.	776,880

	Packaged Foods & Meats: 2.36%
27,000	Kraft Foods, Inc. – Class A	1,008,720
47,000	Tyson Foods, Inc. – Class A	970,080
		1,978,800
	Tobacco: 1.49%
16,000	Philip Morris International Inc.	1,255,680
	Total Consumer Staples (Cost $4,013,844)	6,089,960

	ENERGY: 12.77%
	Integrated Oil & Gas: 3.65%
20,000	Eni S.p.A – ADR	825,400

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2011, Continued

Shares		Value
	ENERGY: 12.77% (continued)
	Integrated Oil & Gas: 3.65% (continued)
15,000	Exxon Mobil Corp.	$1,271,400
19,000	Total SA – ADR	971,090
		3,067,890
	Oil & Gas Drilling: 0.51%
7,700	Diamond Offshore Drilling, Inc.	425,502

	Oil & Gas Equipment & Services: 2.28%
25,000	Bristow Group, Inc. (c)	1,184,750
50,000	Weatherford International Ltd. (a)(b)	732,000
		1,916,750
	Oil & Gas Exploration & Production: 4.51%
10,000	Apache Corp.	905,800
39,500	Chesapeake Energy Corp.	880,455
36,000	Marathon Oil Corp.	1,053,720
60,000	Nexen, Inc. (b)	954,600
		3,794,575
	Oil & Gas Refining & Marketing: 0.99%
25,000	Marathon Petroleum Corp.	832,250

	Oil & Gas Storage & Transportation: 0.83%
75,000	Ship Finance International Ltd. (b)	700,500
	Total Energy (Cost $9,081,893)	10,737,467

	FINANCIALS: 10.63%
	Asset Management & Custody Banks: 2.01%
20,000	Ameriprise Financial, Inc.	992,800
35,000	Bank of New York Mellon Corp.	696,850
		1,689,650
	Diversified Banks: 0.98%
30,000	Wells Fargo & Co.	826,800

	Diversified Capital Markets: 1.12%
40,000	Credit Suisse Group AG – ADR	939,200

	Life & Health Insurance: 1.97%
40,000	Protective Life Corp.	902,400
15,000	Prudential Financial, Inc.	751,800
		1,654,200
	Office REITs: 1.18%
55,000	BioMed Realty Trust, Inc.	994,400

	Other Diversified Financial Services: 1.19%
30,000	JPMorgan Chase & Co.	997,500

	Regional Banks: 2.18%
40,000	BB&T Corp.	1,006,800
80,000	TCF Financial Corp. (c)	825,600
		1,832,400
	Total Financials (Cost $7,644,883)	8,934,150

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2011, Continued

Shares		Value
	HEALTH CARE: 10.95%
	Health Care Distributors: 1.67%
18,000	McKesson Corp.	$1,402,380
	Health Care Equipment: 3.11%
18,000	Baxter International, Inc.	890,640
19,000	Covidien PLC (b)	855,190
93,668	Palomar Medical Technologies, Inc. (a)(c)	871,113
		2,616,943
	Life Sciences Tools & Services: 1.07%
20,000	Thermo Fisher Scientific, Inc. (a)	899,400

	Managed Health Care: 2.81%
26,000	Aetna, Inc.	1,096,940
25,000	Unitedhealth Group, Inc.	1,267,000
		2,363,940
	Pharmaceuticals: 2.29%
20,000	Abbott Laboratories	1,124,600
14,000	Novartis AG – ADR	800,380
		1,924,980
	Total Health Care (Cost $6,333,124)	9,207,643

	INDUSTRIALS: 13.27%
	Aerospace & Defense: 4.05%
11,000	General Dynamics Corp.	730,510
13,000	L-3 Communications Holdings, Inc.	866,840
11,000	Lockheed Martin Corp.	889,900
19,000	Raytheon Co.	919,220
		3,406,470
	Construction & Engineering: 1.82%
60,000	Tutor Perini Corp. (a)	740,400
22,500	URS Corp. (a)	790,200
		1,530,600
	Environmental & Facilities Services: 1.17%
30,000	Waste Management Inc. (c)	981,300

	Human Resource & Employment Services: 1.28%
30,000	Manpower, Inc.	1,072,500

	Industrial Machinery: 2.37%
50,000	Briggs & Stratton Corp.	774,500
28,000	Eaton Corp.	1,218,840
		1,993,340
	Marine: 0.85%
200,000	Navios Maritime Holdings Inc. (b)	714,000

	Railroads: 1.73%
20,000	Norfolk Southern Corp.	1,457,200
	Total Industrials (Cost $10,790,953)	11,155,410

	INFORMATION TECHNOLOGY: 19.31%
	Application Software: 2.37%
136,000	American Software, Inc. – Class A	1,285,200

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2011, Continued

Shares		Value
	INFORMATION TECHNOLOGY: 19.31% (continued)
	Application Software: 2.37% (continued)
85,000	Compuware Corp. (a)	$707,200
		1,992,400
	Communications Equipment: 1.40%
65,000	Cisco Systems, Inc.	1,175,200
	Computer Hardware: 1.82%
2,500	Apple Inc. (a)	1,012,500
20,000	Hewlett Packard Co.	515,200
		1,527,700
	Computer Storage & Peripherals: 2.38%
65,000	Seagate Technology PLC (b)	1,066,000
70,000	Xyratex Ltd. (b)(c)	932,400
		1,998,400
	Electronic Manufacturing Services: 0.80%
50,000	Benchmark Electronics, Inc. (a)	673,500

	Home Entertainment Software: 1.02%
70,000	Activision Blizzard, Inc.	862,400

	Internet Software & Services: 0.97%
150,000	United Online, Inc.	816,000

	IT Consulting & Other Services: 1.53%
7,000	International Business Machines Corp.	1,287,160

	Semiconductors: 4.11%
70,000	Alpha & Omega Semiconductor Ltd. (a)(b)	511,700
40,000	Diodes, Inc. (a)	852,000
35,000	Intel Corp.	848,750
30,000	Microchip Technology, Inc. (c)	1,098,900
25,000	Stmicroelectronics N.V. – ADR	148,250
		3,459,600
	Systems Software: 1.39%
45,000	Microsoft Corp.	1,168,200

	Technology Distributors: 1.52%
40,000	Ingram Micro, Inc. – Class A (a)	727,600
45,000	Wayside Technology Group, Inc.	546,750
		1,274,350
	Total Information Technology (Cost $13,467,870)	16,234,910

	MATERIALS: 6.28%
	Construction Materials: 0.48%
287,000	Smith-Midland Corp. (a)(e)	401,800

	Diversified Chemicals: 0.82%
15,000	E.I. Du Pont de Nemours and Co.	686,700

	Diversified Metals & Mining: 2.35%
15,000	BHP Billiton Ltd. – ADR (c)	1,059,450

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2011, Continued

Shares		Value
	MATERIALS: 6.28% (continued)
	Diversified Metals & Mining: 2.35% (continued)
25,000	Freeport-McMoRan Copper & Gold, Inc.	$919,750
		1,979,200
	Gold: 1.31%
75,000	Yamana Gold, Inc. (b)	1,101,750

	Specialty Chemicals: 1.32%
15,000	Celanese Corp. – Class A	664,050
20,000	OM Group, Inc. (a)	447,800
		1,111,850
	Total Materials (Cost $3,651,907)	5,281,300

	TELECOMMUNICATION SERVICES: 3.39%
	Integrated Telecommunication Services: 3.39%
50,000	Nippon Telegraph & Telephone Corp. – ADR	1,266,500
100,000	Portugal Telecom, SGPS, S.A. – ADR	577,000
25,000	Verizon Communications, Inc.	1,003,000
		2,846,500
	Total Telecommunication Services (Cost $2,464,759)	2,846,500

	UTILITIES: 1.30%
	Multi-Utilities: 1.30%
20,000	DTE Energy Co.	1,089,000
	Total Utilities (Cost $942,579)	1,089,000
	Total Common Stocks ($67,530,398)	81,005,060

	SHORT-TERM INVESTMENTS: 3.76%
	Money Market Fund: 3.76%
3,159,009	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.13% (d) (Cost $3,159,009)	3,159,009

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 4.98%
4,181,851	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.13% (d) (Cost $4,181,851)	4,181,851

	Total Investments (Cost ($74,871,258): 105.11%	88,345,920
	Liabilities in Excess of Other Assets: (5.11)%	(4,292,188)
	Net Assets: 100.00%	$84,053,732

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of this security is on loan. Total loaned securities had a market value of $4,095,626 at December 31, 2011.
(d)	Rate shown is the 7-day yield as of December 31, 2011.
(e)	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
See Note 5 in the Notes to Financial Statements.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2011

Shares	COMMON STOCKS: 98.29%	Value
	CONSUMER DISCRETIONARY: 13.31%
	Apparel Retail: 1.20%
12,500	Stage Stores, Inc.	$173,625

	Cable & Satellite: 1.47%
9,000	Comcast Corp. – Class A	213,390

	Computer & Electronics Retail: 0.94%
14,000	Radioshack Corp.	135,940

	Home Improvement Retail: 1.45%
5,000	Home Depot, Inc.	210,200

	Homebuilding: 1.37%
11,215	M.D.C. Holdings, Inc.	197,720

	Household Appliances: 1.64%
5,000	Whirlpool Corp.	237,250

	Movies & Entertainment: 2.45%
5,000	Walt Disney Co.	187,500
18,000	World Wrestling Entertainment, Inc. – Class A	167,760
		355,260
	Specialty Stores: 1.34%
14,000	Staples, Inc.	194,460

	Tires & Rubber: 1.45%
15,000	Cooper Tire & Rubber Co.	210,150
	Total Consumer Discretionary (Cost $2,182,817)	1,927,995

	CONSUMER STAPLES: 7.86%
	Agricultural Products: 1.18%
6,000	Archer-Daniels-Midland Co.	171,600

	Drug Retail: 1.26%
5,500	Walgreen Co.	181,830

	Hypermarkets & Super Centers: 1.24%
3,000	Wal-Mart Stores, Inc.	179,280

	Packaged Foods & Meats: 2.57%
5,000	Kraft Foods, Inc. – Class A	186,800
9,000	Tyson Foods, Inc. – Class A	185,760
		372,560
	Tobacco: 1.61%
2,975	Philip Morris International Inc.	233,478
	Total Consumer Staples (Cost $896,658)	1,138,748

	ENERGY: 10.43%
	Integrated Oil & Gas: 3.65%
3,800	Eni S.p.A – ADR	156,826
2,400	Exxon Mobil Corp.	203,424

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2011, Continued

Shares		Value
	ENERGY: 10.43% (continued)
	Integrated Oil & Gas: 3.65% (continued)
3,300	Total SA – ADR	$168,663
		528,913
	Oil & Gas Drilling: 0.88%
2,300	Diamond Offshore Drilling, Inc.	127,098

	Oil & Gas Equipment & Services: 1.14%
3,500	Bristow Group, Inc.	165,865

	Oil & Gas Exploration & Production: 3.11%
1,400	Apache Corp.	126,812
6,000	Chesapeake Energy Corp.	133,740
6,500	Marathon Oil Corp.	190,255
		450,807
	Oil & Gas Refining & Marketing: 0.75%
3,250	Marathon Petroleum Corp.	108,193

	Oil & Gas Storage & Transportation: 0.90%
14,000	Ship Finance International Ltd. (a)	130,760
	Total Energy (Cost $1,439,562)	1,511,636

	FINANCIALS: 12.12%
	Asset Management & Custody Banks: 1.37%
4,000	Ameriprise Financial, Inc.	198,560

	Diversified Capital Markets: 1.13%
7,000	Credit Suisse Group AG – ADR	164,360

	Investment Banking & Brokerage: 1.00%
1,600	Goldman Sachs Group, Inc.	144,688

	Life & Health Insurance: 2.53%
10,000	Protective Life Corp.	225,600
2,800	Prudential Financial, Inc.	140,336
		365,936
	Other Diversified Financial Services: 1.15%
5,000	JPMorgan Chase & Co.	166,250

	Regional Banks: 1.30%
7,500	BB&T Corp.	188,775

	Specialized REITs: 1.24%
5,800	LTC Properties, Inc.	178,988

	Thrifts & Mortgage Finance: 2.40%
30,000	Hudson City Bancorp, Inc.	187,500
13,000	New York Community Bancorp, Inc.	160,810
		348,310
	Total Financials (Cost $2,010,976)	1,755,867

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2011, Continued

Shares		Value
	HEALTH CARE: 8.91%
	Health Care Distributors: 1.61%
3,000	McKesson Corp.	$233,730

	Health Care Equipment: 2.28%
3,500	Baxter International, Inc.	173,180
3,500	Covidien PLC (a)	157,535
		330,715
	Managed Health Care: 1.17%
4,000	Aetna, Inc.	168,760

	Pharmaceuticals: 3.85%
3,700	Abbott Laboratories	208,051
5,500	Merck & Co., Inc.	207,350
2,500	Novartis AG – ADR	142,925
		558,326
	Total Health Care (Cost $1,014,670)	1,291,531

	INDUSTRIALS: 12.79%
	Aerospace & Defense: 2.60%
2,500	Lockheed Martin Corp.	202,250
3,600	Raytheon Co.	174,168
		376,418
	Environmental & Facilities Services: 1.35%
6,000	Waste Management Inc.	196,260

	Human Resource & Employment Services: 0.99%
4,000	Manpower, Inc.	143,000

	Industrial Conglomerates: 1.07%
1,900	3m Co.	155,287

	Industrial Machinery: 2.63%
9,400	Briggs & Stratton Corp.	145,606
5,400	Eaton Corp.	235,062
		380,668
	Marine: 1.23%
50,000	Navios Maritime Holdings Inc. (a)	178,500

	Railroads: 1.26%
2,500	Norfolk Southern Corp.	182,150

	Trading Companies & Distribution: 1.66%
35,000	Aceto Corp.	241,500
	Total Industrials (Cost $1,730,839)	1,853,783

	INFORMATION TECHNOLOGY: 18.14%
	Application Software: 0.98%
15,000	American Software, Inc. – Class A	141,750

	Communications Equipment: 2.47%
12,000	Cisco Systems, Inc.	216,960

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2011, Continued

Shares		Value
	INFORMATION TECHNOLOGY: 18.14% (continued)
	Communications Equipment: 2.47% (continued)
14,000	Telefonaktiebolaget LM Ericsson – ADR	$141,820
		358,780
	Computer Storage & Peripherals: 3.32%
15,500	Seagate Technology PLC (a)	254,200
17,000	Xyratex Ltd. (a)	226,440
		480,640
	Electronic Manufacturing Services: 1.29%
20,000	DDi Corp.	186,600

	Home Entertainment Software: 1.19%
14,000	Activision Blizzard, Inc.	172,480

	Internet Software & Services: 1.26%
33,500	United Online, Inc.	182,240

	IT Consulting & Other Services: 1.65%
1,300	International Business Machines Corp.	239,044

	Semiconductors: 3.89%
10,000	Intel Corp.	242,500
5,600	Microchip Technology, Inc.	205,128
19,500	Stmicroelectronics N. V. – ADR	115,635
		563,263
	Systems Software: 1.34%
7,500	Microsoft Corp.	194,700

	Technology Distributors: 0.75%
9,000	Wayside Technology Group, Inc.	109,350
	Total Information Technology (Cost $2,297,486)	2,628,847

	MATERIALS: 6.82%
	Diversified Chemicals: 1.26%
4,000	E.I. Du Pont de Nemours and Co.	183,120

	Diversified Metals & Mining: 2.69%
2,500	BHP Billiton Ltd. – ADR	176,575
5,800	Freeport-McMoRan Copper & Gold, Inc.	213,382
		389,957
	Gold: 1.72%
17,000	Yamana Gold, Inc. (a)	249,730

	Steel: 1.15%
4,200	Nucor Corp.	166,194
	Total Materials (Cost $746,975)	989,001

	TELECOMMUNICATION SERVICES: 5.51%
	Alternative Carriers: 1.06%
2,300	L-3 Communications Holdings, Inc.	153,364

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2011, Continued

Shares		Value
	TELECOMMUNICATION SERVICES: 5.51% (continued)
	Integrated Telecommunication Services: 4.45%
8,000	Nippon Telegraph & Telephone Corp. – ADR	$202,640
30,000	Portugal Telecom, SGPS S.A. – ADR	173,100
6,700	Verizon Communications, Inc.	268,804
		644,544
	Total Telecommunication Services (Cost $716,260)	797,908

	UTILITIES: 2.40%
	Electric Utilities: 0.90%
3,000	Exelon Corp.	130,110

	Multi-Utilities: 1.50%
4,000	DTE Energy Co.	217,800
	Total Utilities (Cost $312,315)	347,910
	Total Common Stocks ($13,348,558)	14,243,226

	SHORT-TERM INVESTMENTS: 2.40%
	Money Market Fund: 2.40%
347,704	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.13% (b) (Cost $347,704)	347,704

	Total Investments (Cost ($13,696,262): 100.69%	14,590,930
	Liabilities in Excess of Other Assets: (0.69)%	(99,686)
	Net Assets: 100.00%	$14,491,244

ADR – American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of December 31, 2011.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2011

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (cost $74,617,332 and $13,696,262, respectively)1	$87,944,120	$14,590,930
Affiliates (cost $253,926 and $0, respectively)	401,800	—
Total investments in securities, at value
(cost $74,871,258 and $13,696,262, respectively)	88,345,920	14,590,930
Receivables:
Securities sold	1,259,857	163,506
Dividends and interest	144,907	30,312
Fund shares sold	220,103	300
Securities lending	7,395	—
Prepaid expenses	17,269	9,324
Total assets	89,995,451	14,794,372
LIABILITIES
Payables:
Collateral on securities loaned	4,181,851	—
Securities purchased	1,282,936	169,623
Fund shares redeemed	257,704	62,692
Due to advisor	54,960	4,808
Transfer agent fees and expenses	45,821	14,449
Administration fees	36,097	9,391
Distribution fees	17,163	3,022
Shareholder reporting expenses	20,167	3,185
Audit fees	18,800	18,800
Fund accounting fees	16,988	11,545
Custody fees	3,600	1,200
Chief Compliance Officer fee	2,333	1,667
Accrued expenses	3,299	2,746
Total liabilities	5,941,719	303,128
NET ASSETS	$84,053,732	$14,491,244
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$81,167,525	$14,209,110
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	3,971,324	1,296,455
Net asset value, offering and redemption price per share	$20.44	$10.96
Advisor Class
Net assets applicable to shares outstanding	$2,886,207	$282,134
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	141,067	25,845
Net asset value, offering and redemption price per share	$20.46	$10.92
COMPONENTS OF NET ASSETS
Paid-in capital	$69,932,392	$13,689,387
Undistributed net investment income	—	1,147
Accumulated net realized gain/(loss) on investments	646,701	(93,958)
Net unrealized appreciation on investments	13,474,639	894,668
Net assets	$84,053,732	$14,491,244
1 Includes loaned securities with a market value of	$4,095,626	$—

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2011

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of withholding taxes and issuance fees of $26,083 and $298 and $9,720 and $107, respectively)	$1,965,586	$471,113
Interest	3,364	501
Securities lending	126,599	—
Total income	2,095,549	471,614
Expenses
Advisory fees (Note 4)	1,013,384	168,345
Distribution fees – Investor Class (Note 6)	245,496	41,254
Transfer agent fees and expenses (Note 4)	141,304	51,942
Administration fees (Note 4)	114,078	29,213
Fund accounting fees (Note 4)	51,346	35,112
Registration expense	28,838	27,496
Reports to shareholders	22,436	4,790
Audit fees	18,800	18,799
Legal fees	10,362	6,756
Custody fees (Note 4)	9,545	3,828
Trustee fees	8,884	5,575
Chief Compliance Officer fee (Note 4)	7,166	5,000
Insurance	7,008	3,061
Miscellaneous	9,470	3,282
Total expenses	1,688,117	404,453
Less: Advisory fees waived by advisor (Note 4)	(186,024)	(71,963)
Net expenses	1,502,093	332,490
Net investment income	593,456	139,124
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	16,945,208	1,424,609
Net change in unrealized depreciation on investments	(21,902,892)	(2,257,732)
Net realized and unrealized loss on investments	(4,957,684)	(833,123)
Net decrease in net assets resulting from operations	$(4,364,228)	$(693,999)

The accompanying notes are an integral part of these financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$593,456	$343,933
Net realized gain on investments	16,945,208	11,301,450
Net change in unrealized appreciation/(depreciation) on investments	(21,902,892)	6,773,097
Net increase/(decrease) in net assets resulting from operations	(4,364,228)	18,418,480

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(674,067)	(328,448)
Advisor Class	(29,357)	(22,744)
From net realized gain on investments
Investor Class	(18,181,414)	—
Advisor Class	(583,191)	—
Total distributions to shareholders	(19,468,029)	(351,192)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(3,062,473)	(29,058,740)
Total decrease in net assets	(26,894,730)	(10,991,452)

NET ASSETS
Beginning of year	110,948,462	121,939,914
End of year	$84,053,732	$110,948,462
Accumulated net investment income	$—	$67,033

(a)  A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	December 31, 2011		December 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	154,845	$4,232,760	191,863	$4,700,832
Shares issued on reinvestment of distributions	866,458	17,753,717	11,445	312,670
Shares redeemed*	(941,551)	(24,660,186)	(1,317,281)	(31,621,262)
Net decrease	79,752	$(2,673,709)	(1,113,973)	$(26,607,760)
* Net of redemption fees of		$4,926		$1,506

Advisor Class
	Year Ended		Year Ended
	December 31, 2011		December 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	18,114	$420,012	14,128	$335,988
Shares issued on reinvestment of distributions	29,443	603,871	829	22,666
Shares redeemed*	(51,375)	(1,412,647)	(111,368)	(2,809,634)
Net decrease	(3,818)	$(388,764)	(96,411)	$(2,450,980)
* Net of redemption fees of		$—		$139

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$139,124	$111,243
Net realized gain on investments	1,424,609	664,008
Net change in unrealized appreciation(depreciation) on investments	(2,257,732)	1,507,854
Net increase/(decrease) in net assets resulting from operations	(693,999)	2,283,105

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(141,125)	(108,911)
Advisor Class	(3,187)	(3,088)
Total distributions to shareholders	(144,312)	(111,999)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(2,870,445)	(207,351)
Total increase/(decrease) in net assets	(3,708,756)	1,963,755

NET ASSETS
Beginning of year	18,200,000	16,236,245
End of year	$14,491,244	$18,200,000
Accumulated net investment income	$1,147	$6,409

(a)  A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	December 31, 2011		December 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	48,845	$558,228	382,369	$3,975,998
Shares issued on reinvestment of distributions	12,154	133,933	9,030	103,940
Shares redeemed*	(309,964)	(3,489,639)	(389,660)	(4,034,143)
Net increase/(decrease)	(248,965)	$(2,797,478)	1,739	$45,795
* Net of redemption fees of		$1,267		$1,932

Advisor Class
	Year Ended		Year Ended
	December 31, 2011		December 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,830	$30,992	9	$100
Shares issued on reinvestment of distributions	290	3,187	269	3,088
Shares redeemed	(9,318)	(107,146)	(24,045)	(256,334)
Net decrease	(6,198)	$(72,967)	(23,767)	$(253,146)

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended December 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$27.49	$23.24	$17.33	$30.98	$32.84

Income from investment operations:
Net investment income^	0.16	0.07	0.14	0.14	0.04
Net realized and unrealized gain/(loss) on investments	(1.42)	4.26	5.93	(13.65)	1.34
Total from investment operations	(1.26)	4.33	6.07	(13.51)	1.38

Less distributions:
From net investment income	(0.21)	(0.08)	(0.16)	(0.14)	(0.05)
From net realized gain on investments	(5.58)	—	—	—	(3.19)
	(5.79)	(0.08)	(0.16)	(0.14)	(3.24)

Redemption fees retained^#	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$20.44	$27.49	$23.24	$17.33	$30.98

Total return	-4.64%	18.65%	35.02%	-43.60%	4.05%

Ratios/supplemental data:
Net assets, end of year (thousands)	$81,168	$106,961	$116,326	$102,834	$240,064
Ratio of expenses to average net assets:
Before fee waivers	1.67%	1.66%	1.67%	1.65%	1.58%
After fee waivers	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets:
Before fee waivers	0.40%	0.13%	0.54%	0.39%	0.02%
After fee waivers	0.58%	0.30%	0.72%	0.55%	0.11%
Portfolio turnover rate	34.88%	18.75%	8.43%	6.19%	1.70%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Advisor Class
	Year Ended December 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$27.52	$23.27	$17.35	$31.05	$32.90

Income from investment operations:
Net investment income^	0.22	0.13	0.19	0.21	0.13
Net realized and unrealized gain/(loss) on investments	(1.42)	4.27	5.94	(13.70)	1.34
Total from investment operations	(1.20)	4.40	6.13	(13.49)	1.47

Less distributions:
From net investment income	(0.28)	(0.15)	(0.21)	(0.22)	(0.14)
From net realized gain on investments	(5.58)	—	—	—	(3.19)
	(5.86)	(0.15)	(0.21)	(0.22)	(3.33)

Redemption fees retained	—	0.00 ^#	—	0.01 ^	0.01

Net asset value, end of year	$20.46	$27.52	$23.27	$17.35	$31.05

Total return	-4.40%	18.92%	35.36%	-43.41%	4.35%

Ratios/supplemental data:
Net assets, end of year (thousands)	$2,886	$3,987	$5,614	$3,815	$8,078
Ratio of expenses to average net assets:
Before fee waivers	1.42%	1.41%	1.42%	1.40%	1.33%
After fee waivers	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before fee waivers	0.64%	0.38%	0.79%	0.65%	0.28%
After fee waivers	0.82%	0.55%	0.97%	0.81%	0.37%
Portfolio turnover rate	34.88%	18.75%	8.43%	6.19%	1.70%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended December 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$11.54	$10.15	$8.25	$13.02	$13.33

Income from investment operations:
Net investment income^	0.09	0.07	0.11	0.11	0.06
Net realized and unrealized gain/(loss) on investments	(0.56)	1.39	1.90	(4.76)	0.23
Total from investment operations	(0.47)	1.46	2.01	(4.65)	0.29

Less distributions:
From net investment income	(0.11)	(0.07)	(0.11)	(0.12)	(0.06)
From net realized gain on investments	—	—	—	(0.00)#	(0.54)
	(0.11)	(0.07)	(0.11)	(0.12)	(0.60)

Redemption fees retained^#	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$10.96	$11.54	$10.15	$8.25	$13.02

Total return	-4.09%	14.39%	24.41%	-35.66%	2.13%

Ratios/supplemental data:
Net assets, end of year (thousands)	$14,209	$17,832	$15,672	$14,374	$27,746
Ratio of expenses to average net assets:
Before fee waivers	2.41%	2.35%	2.50%	2.32%	2.12%
After fee waivers	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets:
Before fee waivers	0.39%	0.29%	0.69%	0.65%	0.27%
After fee waivers	0.82%	0.66%	1.21%	0.99%	0.41%
Portfolio turnover rate	37.24%	35.78%	2.17%	3.61%	4.49%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Advisor Class
	Year Ended December 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$11.50	$10.12	$8.22	$12.99	$13.32

Income from investment operations:
Net investment income^	0.12	0.09	0.12	0.14	0.08
Net realized and unrealized gain/(loss) on investments	(0.56)	1.39	1.92	(4.76)	0.22
Total from investment operations	(0.44)	1.48	2.04	(4.62)	0.30

Less distributions:
From net investment income	(0.14)	(0.10)	(0.14)	(0.15)	(0.10)
From net realized gain on investments	—	—	—	(0.00)#	(0.54)
	(0.14)	(0.10)	(0.14)	(0.15)	(0.64)

Redemption fees retained	—	—	0.00 ^#	—	0.01 ^

Net asset value, end of year	$10.92	$11.50	$10.12	$8.22	$12.99

Total return	-3.83%	14.60%	24.79%	-35.48%	2.26%

Ratios/supplemental data:
Net assets, end of year (thousands)	$282	$368	$565	$156	$177
Ratio of expenses to average net assets:
Before fee waivers	2.16%	2.10%	2.25%	2.07%	1.87%
After fee waivers	1.73%	1.73%	1.73%	1.73%	1.73%
Ratio of net investment income to average net assets:
Before fee waivers	0.62%	0.48%	0.86%	0.95%	0.44%
After fee waivers	1.05%	0.85%	1.38%	1.28%	0.58%
Portfolio turnover rate	37.24%	35.78%	2.17%	3.61%	4.49%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2011

NOTE 1 – ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is long-term capital appreciation. The investment objectives of the Al Frank Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income.  The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class Shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through the Funds’ transfer agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2008 – 2010, or expected to be taken in the Funds’ 2011 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2011, Continued

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended December 31, 2011, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Al Frank Fund	$42,935	$(42,935)	$—
Al Frank Dividend Value Fund	(74)	74	—

F.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Redemption Fees:  The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2011, Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2011:

Al Frank Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,428,720	$—	$—	$9,428,720
Consumer Staples	6,089,960	—	—	6,089,960
Energy	10,737,467	—	—	10,737,467
Financials	8,934,150	—	—	8,934,150
Health Care	9,207,643	—	—	9,207,643
Industrials	11,155,410	—	—	11,155,410
Information Technology	16,234,910	—	—	16,234,910
Materials	5,281,300	—	—	5,281,300
Telecommunication Services	2,846,500	—	—	2,846,500
Utilities	1,089,000	—	—	1,089,000
Total Common Stocks	81,005,060	—	—	81,005,060
Short-Term Investments	7,340,860	—	—	7,340,860
Total Investments	$88,345,920	$—	$—	$88,345,920

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2011, Continued

Al Frank Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,927,995	$—	$—	$1,927,995
Consumer Staples	1,138,748	—	—	1,138,748
Energy	1,511,636	—	—	1,511,636
Financials	1,755,867	—	—	1,755,867
Health Care	1,291,531	—	—	1,291,531
Industrials	1,853,783	—	—	1,853,783
Information Technology	2,628,847	—	—	2,628,847
Materials	989,001	—	—	989,001
Telecommunication Services	797,908	—	—	797,908
Utilities	347,910	—	—	347,910
Total Common Stocks	14,243,226	—	—	14,243,226
Short-Term Investments	347,704	—	—	347,704
Total Investments	$14,590,930	$—	$—	$14,590,930

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2011, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the year ended December 31, 2011.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the year ended December 31, 2011, Al Frank Asset Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the year ended December 31, 2011, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $1,013,384 and $168,345, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the year ended December 31, 2011, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2011, Continued

1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended December 31, 2011, the Advisor reduced its fees and absorbed Fund expenses in the amount of $186,024 and $71,963 for the Al Frank Fund and the Al Frank Dividend Value Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2012	$203,579	2012	$75,653
2013	183,473	2013	62,503
2014	186,024	2014	71,963
	$573,076		$210,119

U.S. Bancorp Fund Services, LLC (the “Administrator” or “Transfer Agent”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the year ended December 31, 2011, the Al Frank Fund and the Al Frank Dividend Value Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$114,078	$29,213
Fund accounting	51,346	35,112
Transfer agency (a)	54,997	37,873
Custody	9,545	3,828
(a) Does not include out-of-pocket expenses and sub-transfer agency fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

For the year ended December 31, 2011, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $7,166 and $5,000, respectively, of the Chief Compliance Officer fee.

NOTE 5 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of December 31, 2011 amounted to $401,800 representing 0.48% of net assets. Transactions during the year ended December 31, 2011 in the Al Frank Fund in which the issuer was an “affiliated person” are as follows:

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2011, Continued

Smith-Midland Corp.
Beginning Shares	287,000
Beginning Cost	$253,926
Purchase Cost	—
Sales Cost	—
Ending Cost	$253,926
Ending Shares	287,000
Dividend Income	$—
Net Realized Gain/(Loss)	$—

NOTE 6 – DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the year ended December 31, 2011, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distribution Coordinator $245,496 and $41,254, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Funds were:

	Purchases	Sales
Al Frank Fund	$34,196,783	$55,868,414
Al Frank Dividend Value Fund	6,087,633	8,827,071

NOTE 8 – LINES OF CREDIT

The Al Frank Fund and the Al Frank Dividend Value Fund have lines of credit in the amount of $21,700,000 and $3,300,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended December 31, 2011, the Funds did not draw upon their lines of credit.

NOTE 9 – SECURITIES LENDING

The Al Frank Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.  The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

As of December 31, 2011, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value of
Securities Loaned	Collateral
$4,095,626	$4,181,851

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2011, Continued

NOTE 10 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts and wash sale losses deferred.

The tax character of distributions paid during the years ended December 31, 2011 and December 31, 2010 for the Funds was as follows:

	Al Frank Fund		Al Frank Dividend Value Fund
	2011	2010	2011	2010
Ordinary income	$660,489	$351,192	$144,312	$111,999
Long-term capital gain	18,807,540	—	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2011, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank Fund	Dividend Value Fund
Cost of investments (a)	$74,871,258	$13,759,486
Gross unrealized appreciation	19,214,421	2,262,924
Gross unrealized depreciation	(5,739,759)	(1,431,480)
Net unrealized appreciation (a)	13,474,662	831,444
Undistributed ordinary income	—	1,147
Undistributed long-term capital gain	646,701	—
Total distributable earnings	646,701	1,147
Other accumulated gains/(losses)	(23)	(30,734)
Total accumulated earnings/(losses)	$14,121,340	$801,857

(a)
The difference between book basis and tax basis cost and net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the Al Frank Dividend Value Fund.  The book basis and tax basis cost and net unrealized appreciation in the Al Frank Fund are the same.

The Al Frank Dividend Value Fund had tax capital losses in the amount of $30,734 which may be carried to offset future gains.  These losses expire in 2017.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Al Frank Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Al Frank Fund
Al Frank Dividend Value Fund

We have audited the accompanying statements of assets and liabilities of the Al Frank Fund and Al Frank Dividend Value Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of the Advisor Series Trust, as of  December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended,  in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 27, 2012

Al Frank Funds

NOTICE TO SHAREHOLDERS at December 31, 2011 (Unaudited)

For the year ended December 31, 2011, the Al Frank Fund designated $660,489 and the Al Frank Dividend Value Fund designated $144,312 as ordinary income for purposes of the dividends paid deduction.  For the year ended December 31, 2011, the Al Frank Fund designated $18,807,540 as long-term capital gains for purposes of the dividends paid deduction.

For the year ended December 31, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the Al Frank Fund and the Al Frank Dividend Value Fund was 100% and 100%, respectively.

For corporate shareholders in the Al Frank Fund and the Al Frank Dividend Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2011 was 100% and 100%, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Sections 871(k)(2)(C) for the Al Frank Fund and the Al Frank Dividend Value Fund is 6.1% and 0%, respectively.

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Sections 871(k)(1)(C) for the Al Frank Fund and the Al Frank Dividend Value Fund is 0% and 0%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2011

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2011 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.

Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

Al Frank Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of
				Portfolios
		Term of		in Fund
	Position	Office and		Complex
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Other Directorships Held
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	During Past Five Years
Independent Trustees(1)
Sallie P. Diederich	Trustee	Indefinite term	Independent Mutual Fund Consultant,	2	Trustee, Advisors Series
(age 61)		since January	(1995 to present); Corporate Controller,		Trust (for series not
615 E. Michigan Street		2011.	Transamerica Fund Management		affiliated with the
Milwaukee, WI 53202			Company (1994 to 1995); Senior Vice		Funds).
			President, Putnam Investments (1992
			to 1993); Vice President and Controller,
			American Capital Mutual Funds (1986
			to 1992).

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial Consultant	2	Trustee, Advisors Series
(age 75)		since February	and former Executive Vice President		Trust (for series not
615 E. Michigan Street		1997.	and Chief Operating Officer of ICI		affiliated with the
Milwaukee, WI 53202			Mutual Insurance Company (until		Funds); Trustee, The
			January 1997).		Forward Funds (37
					portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President, Hotchkis	2	Trustee, Advisors Series
(age 77)		since May	and Wiley Funds (mutual funds)		Trust (for series not
615 E. Michigan Street		2002.	(1985 to 1993).		affiliated with the
Milwaukee, WI 53202					Funds); Independent
					Trustee from 1999 to
					2009, E*TRADE Funds.

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	2	Trustee, Advisors Series
(age 72)		since February	President, Federal Home Loan		Trust (for series not
615 E. Michigan Street		1997.	Bank of San Francisco.		affiliated with the
Milwaukee, WI 53202					Funds).

Interested Trustee
Joe D. Redwine(3)	Interested	Indefinite term	President, CEO, U.S. Bancorp Fund	2	Trustee, Advisors Series
(age 64)	Trustee	since September	Services, LLC (May 1991 to present).		Trust (for series not
615 E. Michigan Street		2008.			affiliated with the
Milwaukee, WI 53202					Funds).

Officers
	Position	Term of Office
Name, Address	Held with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Joe D. Redwine	Chairman and	Indefinite term since	President, CEO, U.S. Bancorp Fund Services, LLC
(age 64)	Chief Executive Officer	September 2007.	(May 1991 to present).
615 E. Michigan Street
Milwaukee, WI 53202

Douglas G. Hess	President and Principal	Indefinite term since	Senior Vice President, Compliance and Administration,
(age 44)	Executive Officer	June 2003.	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street
Milwaukee, WI 53202

Cheryl L. King	Treasurer and Principal	Indefinite term since	Vice President, Compliance and Administration,
(age 50)	Financial Officer	December 2007.	U.S. Bancorp Fund Services, LLC (October 1998 to present).
615 E. Michigan Street
Milwaukee, WI 53202

Al Frank Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

	Position	Term of Office
Name, Address	Held with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Michael L. Ceccato	Vice President,	Indefinite term since	Vice President, U.S. Bancorp Fund Services, LLC
(age 54)	Chief Compliance Officer	September 2009.	(February 2008 to present); General Counsel/Controller,
615 E. Michigan Street	and AML Officer		Steinhafels, Inc. (September 1995 to February 2008).
Milwaukee, WI 53202

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term since	Senior Vice President and Counsel, U.S. Bancorp Fund
(age 46)		June 2007.	Services, LLC (May 2006 to present); Senior Counsel,
615 E. Michigan Street			Wells Fargo Funds Management, LLC (May 2005 to
Milwaukee, WI 53202			May 2006); Senior Counsel, Strong Financial Corporation
(January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 888.263.6443.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-263-6443 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Al Frank Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on December 6-8, 2011, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund with the Advisor for another annual term.  At this meeting, and at a prior meeting held on October 26-27, 2011, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENTS.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2011 on both an absolute basis, and in comparison to their peer funds as classified by Lipper and Morningstar.

Al Frank Fund:  The Board noted that the Al Frank Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the one-year, three-year, five-year and ten-year periods, and above its Lipper Index but below its peer group median for the three-month and year-to-date periods.

The Board noted that the Al Frank Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-month period, above its peer group median but below its peer group average for the ten-year period, and below its peer group median and average for all other relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

Al Frank Dividend Value Fund:  The Board noted that the Al Frank Dividend Value Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the three-month, five-year and since inception periods, above its Lipper Index but below its peer group median for the one-year period, and below its peer group median and Lipper Index for the year-to-date and three-year periods.

The Board noted that the Al Frank Dividend Value Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the five-year period and below the median and average for all other relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed

Al Frank Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

comparisons to its Lipper peer funds and to separate accounts for other types of clients advised by the Advisor, all Fund expense waivers and reimbursements, as well as information regarding fee offsets for separate accounts invested in the Funds.

Al Frank Fund:  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Al Frank Fund of 1.49% for the Investor Class shares and 1.24% for the Advisor Class shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for the Investor Class shares was above the median and average of its peer group, while the total expense ratio for the Advisor Class shares was below the average but above the median of its peer group.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Advisor Class shares was above the median and average of this segment of its peer group.  The Board also noted that the contractual advisory fee was above the median and average of its peer group.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were below the standard fees charged to the Advisor’s separately managed account clients.  The Trustees noted that while the Fund’s expenses and advisory fee were somewhat above that of its peer group, the Fund’s performance, after taking into account fees and expenses, compared favorably to its peer group, particularly with regard to its longer term performance.

Al Frank Dividend Value Fund:  The Board noted that the Advisor had contractually agreed to maintain Expense Caps for the Al Frank Dividend Value Fund of 1.98% for the Investor Class shares and 1.73% for the Advisor Class shares.  Additionally, the Board noted that the Fund’s total expense ratio and contractual advisory fee were above its peer group median and average both before and after the adjustment of the peer group to include only funds of similar size.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were below the standard fees charged to the Advisor’s separately managed account clients.  The Trustees noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group and that its longer term performance after taking into account fees and expenses compared favorably to its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps. The Board concluded that they would continue to examine this issue to ensure that economies of scale are being shared with each Fund as asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, such as benefits received in the form of Rule 12b-1 fees and potential subscriptions to its proprietary newsletter. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund would be in the best interest of each Fund and its shareholders.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
Al Frank Asset Management, Inc.
85 Argonaut, Suite 220
Aliso Viejo, CA  92656
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
888.263.6443

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account,
call our customer service team at:

888.263.6443

The Al Frank Funds Web site contains resources for both
current and potential shareholders, including:

•	Performance through the most recent quarter and
month end
•	Applications, including new account forms, IRA and
IRA transfer forms
•	Electronic copies of the Prospectus, Annual Report and
Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please
refer to the prospectus for important information about
the investment company, including investment objectives,
risks, charges and expenses.

Small company investing involves greater volatility,
limited liquidity and other risks.

Distributed by Quasar Distributors, LLC. 2/12

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Sallie P. Diederich is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	$31,800	$31,000
Audit-Related Fees	N/A	N/A
Tax Fees	$5,800	$5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2011	FYE 12/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/5/12

By (Signature and Title)*                    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 3/5/12

* Print the name and title of each signing officer under his or her signature.